Equity (Details) - USD ($)						1 Months Ended	6 Months Ended
	Oct. 19, 2023	Feb. 15, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	Jun. 30, 2024	Jul. 06, 2023	Oct. 14, 2022
Equity [Line Items]
Non-dilutable free-carried interest						16.00%
Investment in equity (in Dollars)				$ 50,000,000	$ 10,000,000
Stock issued (in Dollars)		$ 50,000,000					$ 1,000
Equity issuance cost (in Dollars)		$ 2,500,000					$ 32,485
Volume-weighted average price, description							(i) $14.00 per share for any 20-trading days within a 30- trading day period (“Trigger Event 1”) and (ii) $16.00 for any 20 trading days within a 30-trading day period (“Trigger Event 2”).
Shares issued and outstanding (in Shares)							1,725,000
Warrants received (in Shares)							667,500
Price per warrant unit. (in Dollars per share)							$ 0.57
Warrants received (in Dollars)	$ 878,025
Exercise of warrants (in Shares)	76,350
Bottom of Range [Member]
Equity [Line Items]
Percentage of equity interest							4.84%		8.90%
Non-dilutable free-carried interest			8.90%
Top of Range [Member]
Equity [Line Items]
Percentage of equity interest							5.02%		17.00%
Non-dilutable free-carried interest		17.00%
Public Warrants [Member]
Equity [Line Items]
Price per warrant unit. (in Dollars per share)							$ 1.05
TNCL [Member]
Equity [Line Items]
Non-dilutable free-carried interest						16.00%
Lifezone Limited [Member]
Equity [Line Items]
Percentage of equity interest								100.00%
Warrant reserve [member]
Equity [Line Items]
Equity issuance cost (in Dollars)
Exercise prices (in Dollars per share)							$ 11.5